Asset Retirement Obligations and Accrued Environmental Costs	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Asset Retirement Obligations and Accrued Environmental Costs

 Note 22 | Asset retirement obligations and accrued environmental costs

	Cash Flow	Discounted	Discount Rate
As at December 31, 2024	Payments (years) [1]	Cash Flows [2,3]	+0.5%	-0.5%
Asset retirement obligations			(90)	105
Retail	1 – 30	14
Potash	30 – 505	114
Phosphate	1 – 80	485
Corporate and others [4,5]	1 – 70	758
Accrued environmental costs			(5)	5
Retail	1 – 30	60
Corporate and others	1 – 30	300
Total		1,731

1  Time frame in which payments are expected to principally occur from December 31, 2024. Adjustments to the years can result from changes to the mine life and/or changes in the rate of tailings volumes.

2  Risk-free discount rates used to discount cash flows reflect current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation. Risk-free discount rates range from 3.1 percent to 5.5 percent.

3  Total undiscounted cash flows are $4.0 billion. For the Potash segment, this represents total undiscounted cash flows in the first year of decommissioning. This excludes tailings dissolution, fine tails capping, tailings management area reclamation, post-reclamation activities and monitoring, and final decommissioning beyond the first year of decommissioning, which are estimated to take an additional 120 to 480 years.

4  For nitrogen sites, there are no significant asset retirement obligations recorded. We considered the historical performance of our facilities as well as our planned maintenance, major upgrades and replacements, which can extend the useful lives beyond the foreseeable future.

5  Includes certain potash and phosphate sites that are non-operating sites, with the majority of phosphate site payments taking place over the next 10 years.

	Asset	Accrued
	Retirement	Environmental
	Obligations	Costs	Total
Balance – December 31, 2023	1,259	395	1,654
Disposals	(42)	‐	(42)
Change in estimate (Note 8)	228	(9)	219
Settlements	(77)	(22)	(99)
Accretion	48	1	49
Foreign currency translation and other	(45)	(5)	(50)
Balance – December 31, 2024	1,371	360	1,731
Balance – December 31, 2024 is composed of:
Current liabilities
Payables and accrued charges (Note 18)	160	28	188
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,211	332	1,543

We are subject to numerous environmental requirements under federal, provincial, state and local laws in the countries in which we operate. We have gypsum stack capping, and closure and post-closure obligations in White Springs, Florida and Geismar, Louisiana, through our subsidiaries pursuant to the financial assurance regulatory requirements in those states. As at December 31, 2024, we had $499 million in surety bonds and letters of credit outstanding relating to these financial assurance obligations. The recorded provisions may not necessarily reflect our obligations under these financial assurances.